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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire capital Management, LLC

Address: 1 Gorham Island
Westport, CT 06880



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                     New York, NY                   8/11/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



      ITEM 1                 ITEM 2    ITEM 3       ITEM 4         ITEM 5         ITEM 6          ITEM 7           ITEM 8
------------------          --------  --------   --------------- ----------  ------------------  --------   --------------------
                            TITLE      CUSIP         FAIR         SHARES OF    INVEST DISC.        MANA-      VOTING AUTHORITY
                              OF         #           MARKET       PRINCIPAL  SOLE SHARED OTHER     GERS      SOLE  SHARED   NONE
  NAME OF ISSUER            CLASS                    VALUE         AMOUNT     A     B      C                   A      B      C
------------------          --------  --------   ---------------  ---------  ---- ------ -----    ------    --------  ---   ----
ADAMS LABORATORIES INC      OTC EQ    00635P107  $    748,010.00     16764 N   X                   FINE        16764   0       0
AT&T INC                    COMMON    00206R102  $  5,578,000.00    200000 N   X                   FINE       200000   0       0
ATHEROS COMMUNICATIONS INC  OTC EQ    04743P108  $ 14,192,250.00    745000 N   X                   FINE       745000   0       0
ATMEL CORP                  OTC EQ    049513104  $  1,082,250.00    195000 N   X                   FINE       195000   0       0
AVICI SYSTEMS INC           OTC EQ    05367L802  $  2,465,569.00    426569 N   X                   FINE       426569   0       0
BAIDU COM INC               OTC EQ    56752108   $  6,272,280.00     76000 N   X                   FINE        76000   0       0
BLUE COAT SYSTEMS INC       OTC EQ    09534T508  $  2,023,200.00    120000 N   X                   FINE       120000   0       0
BROADWING CORPORATION       OTC EQ    11161E101  $  6,210,000.00    600000 N   X                   FINE       600000   0       0
CALL RESEARCH IN JUL 65     CALL O    7609756GM  $  2,448,927.00     35100 C   X                   FINE        35100   0       0
CHORDIANT SOFTWARE INC COM  OTC EQ    170404107  $ 10,998,900.00   3630000 N   X                   FINE      3630000   0       0
CIENA CORP                  OTC EQ    171779101  $  5,050,500.00   1050000 N   X                   FINE      1050000   0       0
COGENT COMMUNICATIONS GROU  OTC EQ    19239V302  $  5,642,801.00    602220 N   X                   FINE       602220   0       0
CONCURRENT COMPUTER CORP N  OTC EQ    206710204  $  5,022,379.00   1924283 N   X                   FINE      1924283   0       0
COVAD COMMUNICATIONS GROUP  COMMON    222814204  $    603,000.00    300000 N   X                   FINE       300000   0       0
DIGITAL VIDEO SYSTEMS INC   OTC EQ    25387R506  $     84,343.00    172128 N   X                   FINE       172128   0       0
DOT HILL SYS CORP           OTC EQ    25848T109  $  1,573,200.00    460000 N   X                   FINE       460000   0       0
ENDWAVE CORP                OTC EQ    29264A206  $  7,461,729.00    600300 N   X                   FINE       600300   0       0
ENTRUST INC                 OTC EQ    293848107  $  5,115,000.00   1500000 N   X                   FINE      1500000   0       0
F5 NETWORKS INC             OTC EQ    315616102  $  4,813,200.00     90000 N   X                   FINE        90000   0       0
FIRST AVENUE NETWORKS INC   OTC EQ    31865X106  $ 12,322,688.00   1132600 N   X                   FINE      1132600   0       0
FOCUS ENHANCEMENTS INC      OTC EQ    344159108  $    427,499.00    436223 N   X                   FINE       436223   0       0
FORMFACTOR INC              OTC EQ    346375108  $  4,909,300.00    110000 N   X                   FINE       110000   0       0
KANA SOFTWARE INC           OTC EQ    483600300  $  9,267,910.00   5009681 N   X                   FINE      5009681   0       0
LANTRONIX INC               OTC EQ    516548104  $ 17,290,670.00   7931500 N   X                   FINE      7931500   0       0
LEVEL 3 COMMUNICATIONS INC  OTC EQ    52729N100  $ 10,212,000.00   2300000 N   X                   FINE      2300000   0       0
MERCURY INTERACTIVE CORP    OTC EQ    589405109  $  5,070,650.00    145000 N   X                   FINE       145000   0       0
MOTOROLA INC                COMMON    620076109  $    403,000.00     20000 N   X                   FINE        20000   0       0
MRV COMMUNICATIONS INC      OTC EQ    553477100  $    933,000.00    300000 N   X                   FINE       300000   0       0
NOVATEL WIRELESS INC        OTC EQ    66987M604  $ 10,179,996.00    976967 N   X                   FINE       976967   0       0
OASYS MOBILE INC            OTC EQ    67421G104  $  3,009,217.00   2616710 N   X                   FINE      1727410   0       0
OVERLAND STORAGE INC        OTC EQ    690310107  $  3,048,500.00    455000 N   X                   FINE       455000   0       0
                                                 $164,459,968.00

PAGE 2

PROTOKINETIX INC COM        OTC EQ    743722100  $ 1,280,176.00   2064800 N    X                   FINE      2064800   0       0
REDBACK NETWORK INC         OTC EQ    757209507  $10,545,500.00    575000 N    X                   FINE       575000   0       0
SILICON MOTION TECHNOLOGY   OTC EQ    82706C108  $ 1,720,800.00    120000 N    X                   FINE       120000   0       0
SIRF TECHNOLOGY HOLDINGS I  OTC EQ    82967H101  $ 3,222,000.00    100000 N    X                   FINE       100000   0       0
SONICWALL INC               OTC EQ    835470105  $ 1,618,200.00    180000 N    X                   FINE       180000   0       0
STOCKERYALE INC             OTC EQ    86126T203  $ 2,168,798.00   1837964 N    X                   FINE      1837964   0       0
SUN MICROSYSTEMS INC        OTC EQ    866810104  $ 8,300,000.00   2000000 N    X                   FINE      2000000   0       0
TIVO INC                    OTC EQ    888706108  $ 3,217,500.00    450000 N    X                   FINE       450000   0       0
TRAVELZOO INC               OTC EQ    89421Q106  $ 2,427,200.00     80000 N    X                   FINE        80000   0       0
TUMBLEWEED COMMUNICATIONS   OTC EQ    899690101  $12,935,580.00   4538800 N    X                   FINE      4538800   0       0
VA LINUX SYS INC            OTC EQ    91819B105  $ 9,225,848.00   2377796 N    X                   FINE      2377796   0       0
VERIZON COMMUNICATIONS      COMMON    92343V104  $ 3,349,000.00    100000 N    X                   FINE       100000   0       0
VITALSTREAM HOLDINGS INC N  OTC EQ    92847T209  $ 8,829,800.00    833000 N    X                   FINE       833000   0       0
XYRATEX LTD                 OTC EQ    G98268108  $ 2,116,000.00     80000 N    X                   FINE        80000   0       0
YAHOO INC                   OTC EQ    984332106  $ 3,300,000.00    100000 N    X                   FINE       100000   0       0
ZHONE TECHNOLOGIES INC NEW  OTC EQ    98950P108  $ 3,809,002.00   1867158 N    X                   FINE      1867158   0       0
                                                 $78,065,404.00

                                                  $242,525,372.00 Total
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